Fair Value (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 192,918,109	$ 182,342,459
Fair Value Level 1 | U.S. Government securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	38,231,589	32,041,041
Fair Value Level 2
Assets: (market approach)
Assets recorded at fair value on a recurring basis	154,686,520	150,301,418
Fair Value Level 2 | Other investments
Assets: (market approach)
Assets recorded at fair value on a recurring basis	2,891,674	6,575,805
Fair Value Level 2 | Taxable municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	234,858	298,733
Fair Value Level 2 | Tax-exempt municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	11,323,567	831,379
Fair Value Level 2 | U.S. GSE debt securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	10,375,291	11,828,498
Fair Value Level 2 | Agency MBS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	115,231,599	127,132,521
Fair Value Level 2 | ABS and OAS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	2,693,606	2,214,024
Fair Value Level 2 | CMO [Member]
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 11,935,925	$ 1,420,458